Net Loss Per Share (Details) - Schedule of Basic And Diluted Net Loss Per Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of basic and diluted net loss per share [Abstract]
Diluted net income(loss) per share	$ (0.68)	$ 0.28	$ (1.58)	$ (0.40)